Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Asset-Backed Securities - 2.7%
FREED ABS Trust, 6.9600%, 9/20/27 (144A) $ 4,989,000 $ 5,144,433
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 3,635,987 3,507,014
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 2,403,000 2,400,801
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 2,204,397 2,202,923
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 5,880,328 5,753,488
PRET LLC, 2.4871%, 10/25/51 (144A)
‡
4,849,759 4,836,930
Sunnova Helios II Issuer LLC, 2.0100%, 7/20/48 (144A) 2,115,114 2,044,185
Total Asset-Backed Securities (cost $26,272,774) 25,889,774
Corporate Bond - 0.0%
Financial - 0.0%
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
(cost $139,916) 140,000 140,174
Mortgage-Backed Securities - 118.8%
Bayview Financing Trust , 2.0998% , 7/10/33
‡
1,308,666 1,308,814
Bayview MSR Opportunity Master Fund Trust
SOFR30A + 0.8500%, 0.8997%, 10/25/51 (144A)
‡
10,132,705 10,132,704
3.0000%, 12/25/51 (144A)
‡
1,492,263 1,497,018
Chase Mortgage Finance Corp.
SOFR30A + 1.3500%, 1.3997%, 2/25/50 (144A)
‡
2,475,985 2,484,782
SOFR30A + 1.5500%, 1.5997%, 2/25/50 (144A)
‡
2,935,918 2,943,299
CIM Trust , 2.5690% , 7/25/55 (144A)
Ç
2,005,003 2,001,481
COLT Funding LLC , 2.3550% , 12/25/64 (144A)
‡
2,862,000 2,842,153
COLT Mortgage Loan Trust , 1.5120% , 9/25/65 (144A)
‡
1,993,574 1,992,561
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 2.4000%, 2.5077%, 4/25/31 (144A)
‡
396,635 398,493
ICE LIBOR USD 1 Month + 2.4500%, 2.5577%, 7/25/31 (144A)
‡
214,474 215,566
ICE LIBOR USD 1 Month + 4.1500%, 4.2577%, 8/25/31 (144A)
‡
2,000,000 2,035,463
ICE LIBOR USD 1 Month + 2.1500%, 2.2577%, 9/25/31 (144A)
‡
5,214,279 5,232,021
ICE LIBOR USD 1 Month + 4.1000%, 4.2077%, 9/25/31 (144A)
‡
2,000,000 2,041,877
ICE LIBOR USD 1 Month + 2.1000%, 2.2077%, 6/25/39 (144A)
‡
242,853 242,976
ICE LIBOR USD 1 Month + 4.1000%, 4.2077%, 7/25/39 (144A)
‡
2,754,000 2,786,192
ICE LIBOR USD 1 Month + 2.0000%, 2.1077%, 1/25/40 (144A)
‡
3,368,051 3,381,471
SOFR30A + 1.0000%, 1.0497%, 12/25/41 (144A)
‡
2,062,763 2,062,396
SOFR30A + 3.1500%, 3.1997%, 12/25/41 (144A)
‡
3,314,000 3,295,088
Eagle RE Ltd. , ICE LIBOR USD 1 Month + 0.9000% , 1.0077% , 1/25/30 (144A)
‡
1,200,000 1,195,602
Extended Stay America Trust , ICE LIBOR USD 1 Month + 2.2500% ,
2.3570% , 7/15/38 (144A)
‡
2,981,649 2,988,890
FHLMC
ICE LIBOR USD 1 Month + 0.3500%, 0.4563%, 2/15/32
‡
29,915 30,050
ICE LIBOR USD 1 Month + 0.6500%, 0.7563%, 3/15/32
‡
42,317 42,899
ICE LIBOR USD 1 Month + 0.5000%, 0.6063%, 7/15/32
‡
28,308 28,499
ICE LIBOR USD 1 Month + 0.4000%, 0.5063%, 1/15/33
‡
28,211 28,377
ICE LIBOR USD 1 Month + 0.2500%, 0.3563%, 9/15/35
‡
25,349 25,361
ICE LIBOR USD 1 Month + 0.5900%, 0.6963%, 10/15/37
‡
80,961 82,170
ICE LIBOR USD 1 Month + 0.3000%, 0.4063%, 8/15/40
‡
41,221 41,262
ICE LIBOR USD 1 Month + 0.5000%, 0.6063%, 9/15/40
‡
79,740 80,401
ICE LIBOR USD 1 Month + 0.5500%, 0.6563%, 4/15/41
‡
271,968 275,130
3.5000%, 8/1/42 79,151 84,498
3.5000%, 8/1/42 70,035 74,766
3.0000%, 3/1/43 651 679
3.0000%, 6/1/43 92,227 94,685
3.0000%, 11/1/43 1,236,082 1,289,121
FHLMC STACR REMIC Trust
SOFR30A + 2.2500%, 2.2997%, 8/25/33 (144A)
‡
3,430,000 3,447,056
SOFR30A + 6.2500%, 6.2997%, 10/25/33 (144A)
‡
3,500,000 3,721,418

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR REMIC Trust - (continued)
SOFR30A + 2.0500%, 2.0997%, 12/25/33 (144A)
‡
$ 2,235,000 $ 2,231,301
FHLMC Structured Agency Credit Risk Debt Notes , SOFR30A + 6.0000% ,
6.0497% , 8/25/33 (144A)
‡
4,410,000 4,640,914
FHLMC UMBS
3.0000%, 5/1/31 131,607 136,599
2.5000%, 12/1/31 16,224 16,628
3.0000%, 9/1/32 119,484 124,102
3.0000%, 1/1/33 67,561 70,173
2.5000%, 12/1/33 557,605 571,479
2.5000%, 11/1/34 1,233,784 1,266,566
2.0000%, 6/1/41 1 1
3.0000%, 3/1/43 3,143,754 3,265,536
3.0000%, 4/1/43 64,517 67,017
3.5000%, 12/1/44 670,128 709,260
3.0000%, 10/1/46 2,886,853 2,996,358
3.0000%, 12/1/46 18,802 19,468
4.0000%, 3/1/47 199,706 214,184
3.0000%, 4/1/47 1,527,889 1,576,540
4.0000%, 11/1/47 528,219 570,761
3.0000%, 12/1/47 27,140 28,170
4.5000%, 8/1/48 142,296 152,504
5.0000%, 9/1/48 84,649 92,604
4.5000%, 12/1/48 36,841 40,563
4.5000%, 12/1/48 540,921 584,834
4.0000%, 5/1/49 517,535 548,430
3.0000%, 8/1/49 128,295 132,326
3.0000%, 8/1/49 112,308 115,595
3.0000%, 8/1/49 3,011,125 3,094,157
3.5000%, 8/1/49 408,303 425,701
3.0000%, 10/1/49 5,038,880 5,158,063
3.0000%, 10/1/49 4,701,485 4,812,689
3.0000%, 11/1/49 5,141,041 5,262,641
3.0000%, 11/1/49 3,735,712 3,824,072
3.0000%, 11/1/49 6,907,921 7,071,312
3.0000%, 12/1/49 6,550,237 6,705,169
3.0000%, 3/1/50 351,586 359,345
3.5000%, 3/1/50 421,595 440,132
2.5000%, 8/1/51 1,349,759 1,348,946
2.0000%, 9/1/51 1,076,440 1,050,001
2.0000%, 9/1/51 1,074,255 1,048,074
FHLMC, Multifamily Structured Pass-Through Certificates , SOFR30A + 2.0000% ,
2.0497% , 1/25/51 (144A)
‡
2,183,340 2,165,129
Flagstar Mortgage Trust
3.0000%, 12/30/51 (144A)
‡
15,653,666 15,598,143
FNMA
ICE LIBOR USD 1 Month + 4.9000%, 5.0077%, 11/25/24
‡
715,559 744,755
ICE LIBOR USD 1 Month + 4.0000%, 4.1077%, 5/25/25
‡
8,100,489 8,261,470
ICE LIBOR USD 1 Month + 5.0000%, 5.1077%, 7/25/25
‡
229,758 230,454
ICE LIBOR USD 1 Month + 5.7000%, 5.8077%, 4/25/28
‡
1,278,861 1,343,205
ICE LIBOR USD 1 Month + 2.2000%, 2.3077%, 1/25/30
‡
6,405,684 6,489,383
ICE LIBOR USD 1 Month + 2.5000%, 2.6077%, 5/25/30
‡
5,671,332 5,757,927
ICE LIBOR USD 1 Month + 4.2500%, 4.3577%, 1/25/31
‡
1,307,741 1,374,969
ICE LIBOR USD 1 Month + 2.0000%, 2.1077%, 3/25/31
‡
3,269,356 3,296,437

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA - (continued)
ICE LIBOR USD 1 Month + 0.4000%, 0.5077%, 4/25/32
‡
$ 37,232 $ 37,472
ICE LIBOR USD 1 Month + 0.5500%, 0.6577%, 4/25/32
‡
29,864 30,130
ICE LIBOR USD 1 Month + 0.5000%, 0.6077%, 9/25/33
‡
38,935 39,217
ICE LIBOR USD 1 Month + 0.3000%, 0.4077%, 10/25/35
‡
31,217 31,195
ICE LIBOR USD 1 Month + 0.3500%, 0.4577%, 4/25/36
‡
102,525 102,846
ICE LIBOR USD 1 Month + 0.5200%, 0.6277%, 9/25/37
‡
31,462 31,734
3.0000%, 4/1/38 241,101 251,790
ICE LIBOR USD 1 Month + 0.3500%, 0.4577%, 5/25/38
‡
8,372 8,373
ICE LIBOR USD 1 Month + 0.4000%, 0.5077%, 9/25/40
‡
20,156 20,243
ICE LIBOR USD 1 Month + 55.0000%, 53.8793%, 10/25/40
‡
41,248 137,241
ICE LIBOR USD 1 Month + 0.4300%, 0.5377%, 11/25/40
‡
20,249 20,364
SOFR30A + 2.0000%, 2.0497%, 11/25/41 (144A)
‡
2,386,000 2,368,830
SOFR30A + 3.3000%, 3.3497%, 11/25/41 (144A)
‡
4,000,000 3,984,996
3.0000%, 9/1/42 307,137 320,258
ICE LIBOR USD 1 Month + 0.4000%, 0.5077%, 9/25/42
‡
13,392 13,466
3.0000%, 10/1/42 221,423 231,101
ICE LIBOR USD 1 Month + 0.3500%, 0.4577%, 10/25/42
‡
170,798 171,727
ICE LIBOR USD 1 Month + 4.0000%, 3.8923%, 11/25/42
‡
534,452 464,299
3.0000%, 1/1/43 421,859 439,881
ICE LIBOR USD 1 Month + 0.5000%, 0.6077%, 2/25/43
‡
54,634 55,052
3.0000%, 3/1/43 480,009 500,803
3.0000%, 5/1/43 117,655 122,751
3.0000%, 8/1/43 203,848 212,691
3.0000%, 6/1/46 454,025 465,784
3.0000%, 11/1/46 80,683 84,703
3.0000%, 2/1/57 1,991,882 2,064,966
3.5000%, 1/25/61
(a)
28,686,669 4,819,885
FNMA UMBS
2.5000%, 8/1/31 18,589 19,051
2.5000%, 10/1/31 21,253 21,781
2.5000%, 2/1/32 19,349 19,830
3.0000%, 11/1/34 80,342 83,766
3.0000%, 12/1/34 87,459 91,100
3.0000%, 1/1/43 240,030 249,451
3.0000%, 5/1/43 1,892,588 1,965,861
3.0000%, 5/1/43 1,325,203 1,377,653
3.0000%, 10/1/44 1,115,721 1,159,514
3.5000%, 12/1/45 637,652 672,801
3.0000%, 1/1/46 18,564 19,197
3.5000%, 1/1/46 59,274 62,541
3.0000%, 3/1/46 2,251,057 2,322,765
3.0000%, 9/1/46 51,054 53,031
3.0000%, 10/1/46 1,669,307 1,723,145
3.0000%, 1/1/47 100,592 104,409
3.0000%, 1/1/47 473,936 489,033
3.0000%, 1/1/47 395,530 410,843
3.5000%, 3/1/47 550,139 580,465
4.0000%, 5/1/47 387,328 419,475
3.5000%, 7/1/47 482,010 508,579
3.5000%, 8/1/47 177,567 190,369
3.5000%, 12/1/47 185,113 198,459
3.0000%, 2/1/48 591,762 614,194
3.0000%, 4/1/48 31,288,620 32,499,973

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
5.0000%, 5/1/48 $ 2,343,818 $ 2,551,352
3.5000%, 7/1/48 12,765,688 13,454,647
4.0000%, 2/1/49 1,540,543 1,637,667
3.0000%, 8/1/49 144,520 149,052
3.0000%, 8/1/49 158,286 163,250
3.0000%, 9/1/49 257,264 264,729
3.0000%, 5/1/50 3,360,724 3,455,091
2.5000%, 10/1/50 734,105 734,493
2.5000%, 1/1/51 11,421,692 11,429,478
2.5000%, 8/1/51 145,275 145,251
2.0000%, 9/1/51 991,048 966,705
3.0000%, 9/1/51 4,008,462 4,118,628
2.5000%, 10/1/51 2,128,558 2,127,118
FNMA/FHLMC UMBS
1.5000%, TBA, 15 Year Maturity
(b)
13,314,784 13,105,050
2.0000%, TBA, 15 Year Maturity
(b)
72,087,211 72,426,742
2.5000%, TBA, 15 Year Maturity
(b)
18,544,758 18,945,696
3.0000%, TBA, 15 Year Maturity
(b)
15,195,555 15,723,145
3.5000%, TBA, 15 Year Maturity
(b)
6,061,089 6,331,717
4.0000%, TBA, 15 Year Maturity
(b)
1,501,500 1,575,494
2.0000%, TBA, 30 Year Maturity
(b)
93,197,443 90,826,407
2.5000%, TBA, 30 Year Maturity
(b)
65,748,237 65,625,156
3.0000%, TBA, 30 Year Maturity
(b)
28,012,656 28,619,690
3.5000%, TBA, 30 Year Maturity
(b)
235,413,001 245,340,367
4.5000%, TBA, 30 Year Maturity
(b)
4,203,000 4,488,005
FREMF Mortgage Trust , ICE LIBOR USD 1 Month + 6.0000% , 6.1013% , 9/25/29
(144A)
‡
1,472,288 1,466,695
GNMA
ICE LIBOR USD 1 Month + 0.4000%, 0.5063%, 8/16/29
‡
27,401 27,522
ICE LIBOR USD 1 Month + 0.4000%, 0.5037%, 7/20/34
‡
51,548 51,888
ICE LIBOR USD 1 Month + 0.3000%, 0.4063%, 8/16/34
‡
38,625 38,784
ICE LIBOR USD 1 Month + 0.2000%, 0.3037%, 6/20/35
‡
30,015 29,983
ICE LIBOR USD 1 Month + 0.1500%, 0.2537%, 8/20/35
‡
36,820 36,694
ICE LIBOR USD 1 Month + 0.3000%, 0.4037%, 4/20/37
‡
12,453 12,487
ICE LIBOR USD 1 Month + 0.3100%, 0.4137%, 6/20/37
‡
34,914 35,042
ICE LIBOR USD 1 Month + 0.3200%, 0.4237%, 7/20/37
‡
54,820 55,137
ICE LIBOR USD 1 Month + 0.5000%, 0.6037%, 10/20/37
‡
41,721 42,338
ICE LIBOR USD 1 Month + 0.5000%, 0.6037%, 10/20/37
‡
17,453 17,710
ICE LIBOR USD 1 Month + 0.5000%, 0.6037%, 2/20/38
‡
69,176 70,033
ICE LIBOR USD 1 Month + 0.5000%, 0.6037%, 2/20/38
‡
33,764 34,163
ICE LIBOR USD 1 Month + 0.6000%, 0.7063%, 1/16/40
‡
11,417 11,632
ICE LIBOR USD 1 Month + 0.3500%, 0.4537%, 6/20/40
‡
886 890
ICE LIBOR USD 1 Month + 0.4300%, 0.5363%, 10/16/40
‡
57,584 57,933
0.0000%, 5/16/41
¤
5,334,453 4,736,887
ICE LIBOR USD 1 Month + 0.3000%, 0.4037%, 7/20/41
‡
26,828 26,880
4.5000%, 2/20/48 1,813,072 1,941,340
4.0000%, 5/20/48 393,984 414,638
4.0000%, 6/20/48 1,314,281 1,382,769
4.5000%, 7/20/48 317,650 337,468
4.5000%, 11/20/48 205,759 215,256
5.0000%, 1/20/49 10,599 11,590
4.0000%, 2/20/49 266,081 276,346
5.5000%, 2/20/49 230,696 248,179

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA - (continued)
4.0000%, 4/20/49 $ 244,871 $ 254,318
2.0000%, TBA, 30 Year Maturity
(b)
15,229,494 15,047,060
2.5000%, TBA, 30 Year Maturity
(b)
21,077,414 21,200,506
3.0000%, TBA, 30 Year Maturity
(b)
42,919,945 43,919,551
3.5000%, TBA, 30 Year Maturity
(b)
115,991,584 120,090,727
4.0000%, TBA, 30 Year Maturity
(b)
18,017,249 18,832,530
JP Morgan Mortgage Trust
3.0000%, 6/25/45 (144A)
‡
757,952 758,232
SOFR30A + 0.8500%, 0.8997%, 2/25/52 (144A)
‡
607,819 607,819
Mello Mortgage Capital Acceptance
SOFR30A + 0.9500%, 0.9997%, 8/25/51 (144A)
‡
2,847,911 2,861,319
SOFR30A + 0.9500%, 0.9997%, 10/25/51 (144A)
‡
9,023,486 9,081,248
Mello Warehouse Securitization Trust , ICE LIBOR USD 1 Month + 2.7500% ,
2.8577% , 2/25/55 (144A)
‡
3,489,000 3,488,996
MRA Issuance Trust , ICE LIBOR USD 1 Month + 1.5000% , 1.6019% , 3/8/22
(144A)
‡
4,255,000 4,254,987
MSG III Securitization Trust , ICE LIBOR USD 1 Month + 1.3000% ,
1.4077% , 6/25/54 (144A)
‡
1,688,889 1,689,070
Point Securitization Trust , 3.2282% , 2/25/52 (144A)
‡
2,761,429 2,761,427
Provident Funding Mortgage Warehouse Securitization Trust , ICE LIBOR USD 1
Month + 2.0000% , 2.1077% , 2/25/55 (144A)
‡
7,500,000 7,430,918
PRPM LLC
2.3630%, 10/25/26 (144A)
‡
6,428,303 6,352,729
2.4870%, 10/25/26 (144A)
Ç
12,841,361 12,728,458
2.2370%, 10/25/51 (144A)
‡
1,750,000 1,725,991
2.4850%, 10/25/51 (144A)
‡
2,350,000 2,318,140
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
1,000,001 990,953
0.2626%, 11/25/48 (144A)
(a),‡
674,567 250
4.0000%, 9/25/49 (144A)
‡
216,917 219,515
Spruce Hill Mortgage Loan Trust , 3.4070% , 6/25/55 (144A)
‡
489,468 490,199
UWM Mortgage Trust
SOFR30A + 1.0000%, 1.0497%, 9/25/51 (144A)
‡
7,240,977 7,292,385
2.5000%, 12/25/51 (144A)
‡
3,829,149 3,694,829
Total Mortgage-Backed Securities (cost $1,138,715,578) 1,133,225,761
Preferred Stock - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
New Residential Investment Corp. (cost $991,600) 40,000 996,800
Investment Companies - 62.1%
Money Market Funds - 62.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0733%
£,∞
(cost $593,252,419) 593,209,461 593,268,782
Total Investments (total cost $1,759,372,287 ) - 183.7% 1,753,521,291
Liabilities, net of Cash, Receivables and Other Assets - (83.7%) (799,140,564)
Net Assets - 100.0% $954,380,727
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,752,325,689 99.9%
Bermuda 1,195,602 0.1
Total $ 1,753,521,291 100.0%

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2022

Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/22
Investment Company - 62.1%
Money Market Funds - 62.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0733%
∞
$ 59,473 $ (10,853) $ 10,853 $ 593,268,782
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0000%
∞
–
Δ
– – –
Total Affiliated Investments - 62.1% $ 59,473 $ (10,853) $ 10,853 $ 593,268,782
Market Value
at 10/31/21 Purchases Sales
Market Value
at 1/31/22
Investment Company - 62.1%
Money Market Funds - 62.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0733%
∞
$ 484,064,930 $ 352,390,534 $ (243,186,682) $ 593,268,782
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0000%
∞
22,880 – (22,880) –
Total Affiliated Investments - 62.1% $ 484,087,810 352,390,534 $ (243,209,562) $ 593,268,782
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Bought:
U.S. Treasury 10 Year Ultra Bonds 150 3/22/22 $ 21,424,219 $ (112,680)
U.S. Treasury Ultra Bonds 17 3/22/22 3,211,938 (29,239)
(141,919)
Futures Sold:
U.S. Treasury 5 Year Notes 320 3/31/22 (38,145,000) 652,180
652,180
Total $510,261
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/26 $ 77,000,000 $ (1,525,447) $ 1,682,133 $ 156,686
CDX.NA.IG.37-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/31 30,000,000 (76,964) 2,813 (74,151)
Total (1,602,411) 1,684,946 $82,535
Average ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2022
Derivative Value*
Futures contracts, purchased $8,212,052
Futures contracts, sold 37,392,292
Centrally Cleared Credit default swaps, buy protection (1,118,677)
* Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of January 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2022
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2022 is $184,031,754 which represents 19.3% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 25,889,774 $ —
Corporate Bond — 140,174 —
Mortgage-Backed Securities — 1,133,225,761 —
Preferred Stock 996,800 — —
Investment Companies 593,268,782 — —
Total Assets $ 594,265,582 $ 1,159,255,709 $ —
Liabilities
Other Financial Instruments
(a)
:
Variation Margin Payable on Centrally Cleared Swaps $ — $ 41,447 $ —
Variation Margin Payable on Futures Contracts 26,020 — —
Total Liabilities $ 26,020 $ 41,447 $ —
(a) Other financial instruments include futures and swap contracts. Futures and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70334 03-22